Not FDIC or NCUA Insured
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BLANKK
FIRST QUARTER REPORT
August 31, 2026 (Unaudited)
Columbia Flexible Capital Income Fund

Portfolio of Investments
Columbia Flexible Capital Income Fund, August 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Columbia Flexible Capital Income Fund | 2026

Issuer . Shares
.
Value ($)
Common Stocks 37 .5%
Communication Services 2.8%
Diversified Telecommunication Services
2.5%
AT&T, Inc. 560,000 14,498,400
Comcast Corp., Class A 275,000 7,320,500
Verizon Communications, Inc. 250,000 12,505,000
Total 34,323,900
Media 0.3%
Versant Media Group, Inc. 92,500 3,803,600
Total Communication Services 38,127,500
Consumer Discretionary 2.4%
Broadline Retail 0.6%
Macy's, Inc. 350,000 7,686,000
Hotels, Restaurants & Leisure 0.8%
Darden Restaurants, Inc. 47,500 10,177,350
Household Durables 0.4%
Newell Brands, Inc. 950,000 5,937,500
Specialty Retail 0.6%
Best Buy Co., Inc. 110,000 8,816,500
Total Consumer Discretionary 32,617,350
Consumer Staples 3.3%
Beverages 0.5%
PepsiCo, Inc. 50,000 7,017,000
Consumer Staples Distribution & Retail
0.6%
Target Corp. 50,000 8,044,000
Food Products 0.8%
Mondelez International, Inc., Class A 167,500 10,396,725
Personal Care Products 0.7%
Kenvue, Inc. 475,000 8,968,000
Tobacco 0.7%
Philip Morris International, Inc. 52,500 9,833,250
Total Consumer Staples 44,258,975
Energy 3.5%
Oil, Gas & Consumable Fuels 3.5%
Chevron Corp. 67,500 13,914,450
Crescent Energy Co., Class A 275,000 3,764,750
Diamondback Energy, Inc. 35,000 7,016,800
EOG Resources, Inc. 92,500 13,408,800
Issuer . Shares
.
Value ($)
Common Stocks (continued)
ExxonMobil Holdings Corp. 60,000 9,657,000
Total 47,761,800
Total Energy 47,761,800
Financials 6.1%
Banks 2.5%
JPMorgan Chase & Co. 30,000 10,680,600
M&T Bank Corp. 43,500 10,176,390
U.S. Bancorp 215,000 13,239,700
Total 34,096,690
Capital Markets 2.4%
ARES Capital Corp. 550,000 11,038,500
Blackstone Secured Lending Fund 275,000 6,877,750
Morgan Stanley 65,000 13,865,800
Total 31,782,050
Financial Services 0.0%
Clovis Liquidating Trust
(a),(b),(c)
11,789,772 206,321
Insurance 0.5%
MetLife, Inc. 70,000 6,661,900
Mortgage Real Estate Investment 0.7%
Starwood Property Trust, Inc. 600,000 9,420,000
Total Financials 82,166,961
Health Care 5.4%
Biotechnology 1.2%
AbbVie, Inc 40,000 10,256,800
Amgen, Inc. 15,000 6,448,200
Total 16,705,000
Health Care Equipment & Supplies 0.6%
Medtronic PLC 85,000 7,705,250
Health Care Providers & Services 1.0%
CVS Health Corp. 145,000 13,616,950
Pharmaceuticals 2.6%
Bristol-Myers Squibb Co. 205,000 13,696,050
Merck & Co., Inc. 90,000 13,298,400
Pfizer, Inc. 275,000 7,826,500
Total 34,820,950
Total Health Care 72,848,150
Industrials 3.0%
Aerospace & Defense 1.3%
Lockheed Martin Corp. 20,000 11,224,600

Portfolio of Investments
(continued)
Columbia Flexible Capital Income Fund, August 31, 2026 (Unaudited)
Columbia Flexible Capital Income Fund | 2026

Issuer . Shares
.
Value ($)
Common Stocks (continued)
RTX Corp. 31,000 6,439,630
Total 17,664,230
Air Freight & Logistics 0.5%
United Parcel Service, Inc., Class B 67,500 7,035,525
Ground Transportation 0.5%
Union Pacific Corp. 22,500 6,765,075
Machinery 0.7%
Stanley Black & Decker, Inc. 90,000 8,673,300
Total Industrials 40,138,130
Information Technology 5.4%
Communications Equipment 1.0%
Cisco Systems, Inc. 115,000 12,706,350
Electronic Equipment, Instruments &
Components 0.5%
Corning, Inc. 45,000 6,692,850
IT Services 0.6%
International Business Machines Corp. 33,500 7,834,645
Semiconductors & Semiconductor
Equipment 1.2%
Broadcom, Inc. 16,500 6,110,610
Texas Instruments, Inc. 37,500 9,784,125
Total 15,894,735
Software 1.3%
Microsoft Corp. 35,000 17,755,150
Technology Hardware, Storage &
Peripherals 0.8%
HP, Inc. 375,000 11,257,500
Total Information Technology 72,141,230
Materials 1.1%
Chemicals 1.1%
Eastman Chemical Co. 100,000 7,244,000
Nutrien Ltd. 110,000 8,308,300
Total 15,552,300
Total Materials 15,552,300
Real Estate 3.0%
Health Care REITs 0.5%
Healthcare Realty Trust, Inc. 350,000 6,664,000
Industrial REITs 0.5%
Prologis, Inc. 50,000 6,996,000
Office REITs 0.5%
BXP, Inc. 110,000 7,478,900
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Residential REITs 0.5%
Invitation Homes, Inc. 225,000 6,556,500
Retail REITs 0.5%
Realty Income Corp. 110,000 6,740,800
Specialized REITs 0.5%
VICI Properties, Inc. 250,000 6,412,500
Total Real Estate 40,848,700
Utilities 1.5%
Electric Utilities 1.0%
Entergy Corp. 65,000 6,910,150
FirstEnergy Corp. 142,500 6,535,050
Total 13,445,200
Gas Utilities 0.5%
UGI Corp. 185,000 7,113,250
Total Utilities 20,558,450
Total Common Stocks
(Cost $ 370,753,728 ) 507,019,546
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Convertible Bonds 11 .4%
Auto Manufacturers 0.7%
Rivian Automotive, Inc.
03/15/2029 4.625% 5,200,000 5,947,500
Wabash National Corp.
(d)
08/01/2032 4.000% 3,331,000 3,595,192
Total 9,542,692
Commercial Services 0.4%
Hertz Corp.
(d)
07/01/2030 6.750% 3,500,000 3,012,100
10/01/2030 5.500% 9,000,000 2,821,500
Total 5,833,600
Diversified Financial Services 1.0%
Galaxy Digital Holdings LP
(d)
05/01/2031 0.500% 9,000,000 7,083,000
WisdomTree, Inc.
08/15/2030 4.625% 4,500,000 6,498,900
Total 13,581,900
Electric 1.6%
PG&E Corp.
12/01/2027 4.250% 5,500,000 5,439,500
PPL Capital Funding, Inc.
(d)
12/01/2030 3.000% 6,000,000 5,932,200

Portfolio of Investments
(continued)
Columbia Flexible Capital Income Fund, August 31, 2026 (Unaudited)
Columbia Flexible Capital Income Fund | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Convertible Bonds (continued)
WEC Energy Group, Inc.
06/01/2029 4.375% 8,500,000 9,847,250
Total 21,218,950
Energy - Alternate Sources 0.8%
Eos Energy Enterprises, Inc.
(d)
12/01/2031 1.750% 11,500,000 6,796,500
Plug Power, Inc.
(d)
12/01/2033 6.750% 3,200,000 3,736,960
Total 10,533,460
Entertainment 0.5%
Live Nation Entertainment, Inc.
01/15/2030 2.875% 6,000,000 6,939,000
1 1 1 1 6,939,000
Environmental Control 0.2%
PureCycle Technologies, Inc.
07/01/2032 4.750% 3,800,000 3,408,600
1 1 1 1 3,408,600
Healthcare Services 0.5%
Oscar Health, Inc.
(d)
09/01/2030 2.250% 4,700,000 6,978,560
1 1 1 1 6,978,560
Home Builders 0.5%
LCI Industries
03/01/2030 3.000% 6,000,000 6,535,321
1 1 1 1 6,535,321
Internet 0.0%
Farfetch Ltd.
(e)
05/01/2027 0.000% 8,300,000 31,125
1 1 1 1 31,125
Investment Companies 0.7%
IREN Ltd.
(d)
12/01/2033 1.000% 14,000,000 10,060,716
1 1 1 1 10,060,716
Mining 0.3%
Caledonia Mining Corp. PLC
(d)
01/15/2033 5.875% 4,000,000 3,980,000
1 1 1 1 3,980,000
Oil & Gas 0.3%
Crescent Energy Co.
(d)
03/15/2031 2.750% 4,000,000 4,620,000
1 1 1 1 4,620,000
Private Equity 0.5%
Hercules Capital, Inc.
(d)
09/01/2028 4.750% 6,400,000 6,361,600
1 1 1 1 6,361,600
REITS 0.5%
Welltower OP LLC
(d)
07/15/2029 3.125% 3,500,000 6,518,588
1 1 1 1 6,518,588
Software 1.9%
CoreWeave, Inc.
(d)
10/01/2032 1.750% 7,000,000 6,515,600
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Convertible Bonds (continued)
Nebius Group NV
(d)
03/15/2033 2.625% 8,500,000 11,575,988
Progress Software Corp.
03/01/2030 3.500% 7,000,000 7,144,284
Total 25,235,872
Telecommunications 1.0%
AST SpaceMobile, Inc.
(d)
04/15/2036 2.250% 8,500,000 6,766,000
BlackSky Technology, Inc.
(d)
08/01/2033 8.250% 5,200,000 6,266,433
Total 13,032,433
Total Convertible Bonds
(Cost $ 161,708,080 ) 154,412,417
Issuer . Shares
.
Value ($)
Convertible Preferred Stocks 14 .3%
Communication Services 1.5%
Interactive Media & Services 1.5%
Alphabet, Inc. 6.250% 210,000 10,052,700
Alphabet, Inc. 6.250% 210,000 10,176,600
Total 20,229,300
Total Communication Services 20,229,300
Consumer Discretionary 0.5%
Household Durables 0.5%
Whirlpool Corp. 8.500% 200,000 6,836,000
1 1 6,836,000
Total Consumer Discretionary 6,836,000
Financials 2.5%
Banks 1.0%
Bank of America Corp.
(f)
7.250% 10,500 13,482,105
1 1 13,482,105
Capital Markets 1.5%
ARES Management Corp. 6.750% 160,000 7,246,400
KKR & Co., Inc. 6.250% 275,000 12,806,750
Total 20,053,150
Total Financials 33,535,255
Health Care 0.7%
Life Sciences Tools & Services 0.7%
Bruker Corp. 6.375% 22,500 9,496,350
1 1 9,496,350
Total Health Care 9,496,350
Industrials 1.7%
Aerospace & Defense 1.0%
Boeing Co. 6.000% 100,000 6,479,000

Portfolio of Investments
(continued)
Columbia Flexible Capital Income Fund, August 31, 2026 (Unaudited)
Columbia Flexible Capital Income Fund | 2026

Issuer . Shares
.
Value ($)
Convertible Preferred Stocks (continued)
VSE Corp. 5.750% 135,000 7,165,800
Total 13,644,800
Trading Companies & Distributors 0.7%
QXO, Inc. 5.500% 245,000 9,887,220
1 1 9,887,220
Total Industrials 23,532,020
Information Technology 3.4%
Semiconductors & Semiconductor
Equipment 1.0%
Microchip Technology, Inc. 7.500% 210,000 13,515,600
1 1 13,515,600
Software 1.0%
Oracle Corp. 6.500% 300,000 13,848,000
1 1 13,848,000
Technology Hardware, Storage &
Peripherals 1.4%
Hewlett Packard Enterprise
Co. 7.625% 135,000 18,092,950
1 1 18,092,950
Total Information Technology 45,456,550
Materials 0.5%
Chemicals 0.5%
Albemarle Corp. 7.250% 130,000 7,144,800
1 1 7,144,800
Total Materials 7,144,800
Utilities 3.5%
Electric Utilities 3.5%
Duke Energy Corp. 7.750% 275,000 13,587,750
NextEra Energy, Inc. 7.299% 200,000 10,307,784
PG&E Corp. 6.000% 185,000 6,322,492
PPL Corp. 7.000% 90,000 4,133,700
Southern Co. 7.125% 275,000 13,109,128
Total 47,460,854
Total Utilities 47,460,854
Total Convertible Preferred Stocks
(Cost $ 184,145,759 ) 193,691,129
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds 34 .4%
Advertising 0.7%
Neptune Bidco U.S., Inc.
(d)
04/15/2029 9.290% 9,000,000 9,221,161
1 1 1 1 9,221,161
Aerospace & Defense 0.9%
Boeing Co.
05/01/2054 6.858% 5,500,000 5,887,094
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
RTX Corp.
06/01/2042 4.500% 8,000,000 6,923,797
Total 12,810,891
Airlines 0.5%
American Airlines, Inc.
(d)
02/15/2028 7.250% 6,000,000 6,060,117
1 1 1 1 6,060,117
Auto Manufacturers 0.9%
Nissan Motor Co. Ltd.
(d)
07/17/2030 7.500% 6,000,000 6,161,926
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC
(d)
01/15/2031 10.000% 7,000,000 7,169,791
Total 13,331,717
Auto Parts & Equipment 0.5%
American Axle & Manufacturing, Inc.
(d)
10/15/2033 7.750% 6,500,000 6,528,090
1 1 1 1 6,528,090
Banks 2.4%
Citigroup, Inc.
(g)
09/19/2039 5.411% 7,000,000 6,767,578
JPMorgan Chase & Co.
(g)
04/22/2052 3.328% 11,000,000 7,251,534
JPMorgan Chase & Co.
(f),(g)
Series OO
04/01/2030 6.500% 5,800,000 5,899,052
M&T Bank Corp.
(g)
04/18/2036 5.295% 6,500,000 6,367,330
Morgan Stanley
(g)
03/13/2047 5.900% 6,800,000 6,625,143
Total 32,910,637
Beverages 0.7%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.
(d)
04/01/2029 6.250% 9,000,000 9,032,004
1 1 1 1 9,032,004
Chemicals 1.7%
INEOS Finance PLC
(d)
04/15/2029 7.500% 6,500,000 6,461,858
Innophos Holdings, Inc.
(d)
06/15/2029 11.500% 6,800,000 6,443,899
Olympus Water U.S. Holding Corp.
(d)
10/01/2029 6.250% 10,000,000 9,913,422
Total 22,819,179
Commercial Services 0.8%
Deluxe Corp.
(d)
06/01/2029 8.000% 6,500,000 6,566,572
Hertz Corp.
(d)
07/15/2029 12.625% 7,000,000 4,746,056
Total 11,312,628

Portfolio of Investments
(continued)
Columbia Flexible Capital Income Fund, August 31, 2026 (Unaudited)
Columbia Flexible Capital Income Fund | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Computers 1.0%
Hewlett Packard Enterprise Co.
10/15/2054 5.600% 7,500,000 6,607,673
International Business Machines Corp.
02/06/2053 5.100% 8,200,000 6,716,729
Total 13,324,402
Electric 3.2%
Entergy Corp.
(g)
12/01/2054 7.125% 6,000,000 6,174,422
Entergy Louisiana LLC
03/15/2055 5.800% 7,000,000 6,629,195
FirstEnergy Corp.
Series C
03/01/2050 3.400% 21,000,000 13,653,165
Pacific Gas & Electric Co.
07/01/2050 4.950% 8,200,000 6,536,976
Wisconsin Electric Power Co.
10/01/2054 5.050% 11,500,000 10,026,641
Total 43,020,399
Entertainment 1.5%
Scientific Games Holdings LP/Scientific Games U.S. FinCo,
Inc.
(d)
03/01/2030 6.625% 12,000,000 7,895,240
Starz Capital Holdings LLC
(d)
04/15/2029 5.500% 14,500,000 12,982,772
Total 20,878,012
Food 1.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/
Albertsons LLC
(d)
03/31/2031 5.500% 4,500,000 4,360,663
Safeway, Inc.
02/01/2031 7.250% 5,500,000 5,742,409
United Natural Foods, Inc.
(d)
10/15/2028 6.750% 6,455,000 6,470,663
Total 16,573,735
Gas 0.5%
AmeriGas Partners LP/AmeriGas Finance Corp.
(d)
06/01/2030 9.500% 6,000,000 6,374,895
1 1 1 1 6,374,895
Hand & Machine Tools 0.5%
Stanley Black & Decker, Inc.
11/15/2048 4.850% 8,000,000 6,692,316
1 1 1 1 6,692,316
Health Care Equipment & Supplies 0.2%
Quotient Holdings Fin Co. Ltd.
(b),(c)
04/15/2030 12.000% 2,276,836 2,208,531
1 1 1 1 2,208,531
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Healthcare Services 0.7%
Star Parent, Inc.
(d)
10/01/2030 9.000% 8,500,000 8,925,360
1 1 1 1 8,925,360
Housewares 0.7%
Newell Brands, Inc.
04/01/2036 7.375% 2,100,000 2,115,185
04/01/2046 7.500% 6,000,000 5,595,079
SWF Holdings I Corp.
(d)
10/01/2029 6.500% 10,500,000 1,042,535
Total 8,752,799
Insurance 0.5%
MetLife, Inc.
07/15/2052 5.000% 7,800,000 6,706,476
1 1 1 1 6,706,476
Internet 0.5%
Alphabet, Inc.
08/15/2046 6.250% 6,600,000 6,630,471
1 1 1 1 6,630,471
Media 0.4%
McGraw-Hill Education, Inc.
(d)
08/01/2029 8.000% 6,200,000 6,211,864
1 1 1 1 6,211,864
Oil & Gas 2.7%
Hilcorp Energy I LP/Hilcorp Finance Co.
(d)
04/15/2030 6.000% 7,000,000 6,980,545
Nabors Industries, Inc.
(d)
08/15/2031 8.875% 6,000,000 6,278,238
Occidental Petroleum Corp.
07/15/2044 4.500% 11,572,000 9,278,223
04/15/2046 4.400% 12,200,000 9,834,690
Transocean Aquila Ltd.
(d)
09/30/2028 8.000% 4,307,692 4,397,409
Total 36,769,105
Packaging & Containers 1.3%
Mauser Packaging Solutions Holding Co.
(d)
04/15/2030 9.250% 11,500,000 11,482,536
Sword Purchaser LLC
(d)
04/15/2034 10.500% 5,533,000 5,771,674
Total 17,254,210
Pharmaceuticals 1.4%
1261229 BC Ltd.
(d)
04/15/2032 10.000% 6,100,000 6,336,379
AbbVie, Inc.
03/15/2055 5.600% 7,000,000 6,595,225
CVS Health Corp.
(g)
03/10/2055 7.000% 6,000,000 6,186,218
Total 19,117,822

Portfolio of Investments
(continued)
Columbia Flexible Capital Income Fund, August 31, 2026 (Unaudited)
Columbia Flexible Capital Income Fund | 2026

Notes to Portfolio of Investments
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Real Estate 0.0%
WeWork Cos. LLC
(b),(c),(d),(e)
08/15/2027 0.000% 6,975,000 0
1 1 1 1 0
REITS 1.0%
Invitation Homes Operating Partnership LP
02/01/2035 4.875% 7,000,000 6,627,707
Prologis LP
03/15/2054 5.250% 7,500,000 6,751,480
Total 13,379,187
Retail 1.4%
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co.,
Inc.
(d)
01/15/2030 6.750% 13,000,000 12,740,562
Michaels Cos., Inc.
(d)
03/15/2034 11.000% 6,500,000 6,306,779
Total 19,047,341
Semiconductors 0.5%
Broadcom, Inc.
02/15/2041 3.500% 9,000,000 6,675,925
1 1 1 1 6,675,925
Software 4.3%
AthenaHealth Group, Inc.
(d)
02/15/2030 6.500% 10,500,000 10,262,213
Cloud Software Group LLC
(d)
03/31/2029 6.500% 6,500,000 6,477,209
09/30/2029 9.000% 6,500,000 6,514,623
CoreWeave, Inc.
(d)
06/01/2030 9.250% 10,500,000 9,753,304
10/01/2031 9.750% 4,000,000 3,575,396
Oracle Corp.
02/04/2046 6.550% 11,500,000 10,254,470
Rocket Software, Inc.
(d)
02/15/2029 6.500% 11,000,000 10,784,175
Total 57,621,390
Telecommunications 1.3%
APLD ComputeCo LLC
(d)
12/15/2030 9.250% 6,500,000 6,852,890
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Galaxy Helios Data Centers II LLC
(d)
08/01/2031 9.875% 6,800,000 6,740,016
Telesat Canada/Telesat LLC
(d)
10/15/2027 6.500% 7,114,000 4,619,723
Total 18,212,629
Toys, Games, & Hobbies 0.5%
Mattel, Inc.
10/01/2040 6.200% 2,770,000 2,717,296
11/01/2041 5.450% 1,100,000 977,821
Mattel, Inc.
(d)
04/01/2029 3.750% 3,000,000 2,887,764
Total 6,582,881
Total Corporate Bonds
(Cost $ 488,845,366 ) 464,986,174
Issuer . Shares
.
Value ($)
Preferred Stocks 0 .5%
Financials 0.5%
Banks 0.5%
Citigroup Capital XIII 10.475% 250,000 6,537,500
1 1 6,537,500
Total Financials 6,537,500
Total Preferred Stocks
(Cost $ 6,602,313 ) 6,537,500
. Shares
.....
Value ($)
Money Market Funds 1 .0%
Columbia Short-Term Cash Fund, 3.871%
(h),(i)
12,838,817 12,832,398
1 1 1
Total Money Market Funds
(Cost $ 12,831,989 ) 12,832,398
Total Investments in Securities
(Cost $ 1,224,887,235 ) 1,339,479,164
Other Assets & Liabilities, Net 12,008,135
Net Assets 1,351,487,299
(a) Non-income producing investment.
(b) Valuation based on significant unobservable inputs.
(c) Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2026, the total value of these securities amounted to $2,414,852, which represents 0.18% of total net assets.
(d) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At August 31, 2026, the total value of these securities amounted to $363,951,260, which represents 26.93% of total net assets.
(e) Zero coupon bond.
(f) Perpetual security with no specified maturity date.  The date shown reflects the next call date.

Portfolio of Investments
(continued)
Columbia Flexible Capital Income Fund, August 31, 2026 (Unaudited)
Columbia Flexible Capital Income Fund | 2026

Affiliated
issuers
Beginning of
period ($)
Purchases ($)
Sales ($)
Net change
in unrealized
appreciation
(depreciation) ($)
End of
period ($)
Capital gain
distributions ($)
Realized gain
(loss) ($)
Dividends ($)
End of
period shares
Columbia Short-Term Cash Fund
13,174,224
117,423,025
(117,765,028)

12,832,398
—
(179)
82,434
12,838,817
1
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
(g) Fixed-to-floating rate security. The interest rate shown reflects the rate in effect at period end. The security pays a fixed rate of interest until its reset date and thereafter will bear interest at a floating rate based on a reference rate plus a spread.
(h) The rate shown is the seven-day current annualized yield at August 31, 2026.
(i) Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. The values of the holdings and transactions in these affiliated companies during the period ended
August 31, 2026 are as follows:

1QT148_(10/26)
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